UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-5897
                                   ------------


                    RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


         50606 Ameriprise Financial Center, Minneapolis, Minnesota     55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     1/31
                         --------------

Date of reporting period:    4/30
                         --------------

                             PORTFOLIO HOLDINGS
                                     FOR
                  RIVERSOURCE PORTFOLIO BUILDER SERIES FUND
                              AT APRIL 30, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Conservative Fund

APRIL 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

 FIXED INCOME FUNDS (69.3%)(b)

                                                        SHARES      VALUE(a)

GLOBAL BOND (1.2%)
RiverSource Global
  Bond Fund                                            215,374    $1,395,627

INFLATION PROTECTED SECURITIES (6.2%)
RiverSource Inflation
  Protected Securities Fund                            757,102     7,298,464

INVESTMENT GRADE (62.0%)
RiverSource Core
  Bond Fund                                          3,311,521    31,227,647
RiverSource Limited
  Duration Bond Fund                                 2,772,164    26,501,886
RiverSource Short Duration
  U.S. Government Fund                               3,306,976    15,542,785
Total                                                             73,272,318

TOTAL FIXED INCOME FUNDS
(Cost: $83,554,960)                                              $81,966,409

 EQUITY FUNDS (22.7%)(b)

                                                        SHARES      VALUE(a)

INTERNATIONAL (4.5%)
RiverSource International
  Aggressive Growth Fund                               185,012    $1,755,768
RiverSource International
  Equity Fund                                          114,667       966,641
RiverSource International
  Opportunity Fund                                     109,503     1,038,086
RiverSource International
  Select Value Fund                                    118,300     1,269,363
RiverSource International
  Small Cap Fund                                        26,434       256,941
Total                                                              5,286,799

 EQUITY FUNDS (CONTINUED)

                                                        SHARES      VALUE(a)

REAL ESTATE (1.0%)
RiverSource
  Real Estate Fund                                      76,285    $1,137,414

U.S. LARGE CAP (14.3%)
RiverSource Disciplined
  Equity Fund                                          494,762     3,438,597
RiverSource Diversified
  Equity Income Fund                                   202,584     2,684,243
RiverSource Fundamental
  Growth Fund                                          342,843     2,231,905
RiverSource Fundamental
  Value Fund                                           216,277     1,345,242
RiverSource Growth Fund                                113,773     3,506,477
RiverSource Large Cap
  Equity Fund                                          347,446     1,949,175
RiverSource Large Cap
  Value Fund                                            68,111       408,664
RiverSource Value Fund                                 246,632     1,368,808
Total                                                             16,933,111

U.S. MID CAP (2.1%)
RiverSource Aggressive
  Growth Fund                                          136,115     1,223,676
RiverSource Mid Cap
  Growth Fund                                           55,698       844,385
RiverSource Mid Cap
  Value Fund                                            28,011       264,705
RiverSource Select
  Value Fund                                            27,425       204,864
Total                                                              2,537,630

 EQUITY FUNDS (CONTINUED)

                                                        SHARES      VALUE(a)

U.S. SMALL CAP (0.8%)
RiverSource Small Cap
  Advantage Fund                                        26,805      $198,357
RiverSource Small Cap
  Equity Fund                                           34,612       223,937
RiverSource Small Cap
  Growth Fund                                           53,115       294,257
RiverSource Small Cap
  Value Fund                                            28,834       202,989
Total                                                                919,540

TOTAL EQUITY FUNDS
(Cost: $23,994,817)                                              $26,814,494

 CASH EQUIVALENTS (8.0%)(b)

                                                        SHARES      VALUE(a)

MONEY MARKET
RiverSource Cash
  Management Fund                                    9,464,290    $9,464,290

TOTAL CASH EQUIVALENTS
(Cost: $9,464,290)                                                $9,464,290

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $117,014,067)(c)                                         $118,245,193


See accompanying notes to investments in affiliated funds.

--------------------------------------------------------------------------------

1-RIVERSOURCE PORTFOLIO BUILDER SERIES FUND-PORTFOLIO HOLDINGS AT APRIL 30, 2006

 NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2006.

(b) See Note 6 to the financial statements in the most recent Annual Report dated Jan. 31, 2006.

(c) At April 30, 2006, the cost of securities for federal income tax purposes was approximately $117,014,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
      Unrealized appreciation                                    $ 2,942,000
      Unrealized depreciation                                     (1,711,000)
      ----------------------------------------------------------------------
      Net unrealized appreciation                                $ 1,231,000
      ----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------

2-RIVERSOURCE PORTFOLIO BUILDER SERIES FUND-PORTFOLIO HOLDINGS AT APRIL 30, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Conservative Fund

APRIL 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

 FIXED INCOME FUNDS (59.2%)(b)

                                                        SHARES      VALUE(a)

FLOATING RATE (0.6%)
RiverSource Floating
  Rate Fund                                            150,084    $1,514,347

GLOBAL BOND (6.4%)
RiverSource Global
  Bond Fund                                          2,370,739    15,362,388

HIGH YIELD (2.8%)
RiverSource Income
  Opportunities Fund                                   664,384     6,809,931

INFLATION PROTECTED SECURITIES (6.2%)
RiverSource Inflation
  Protected Securities Fund                          1,555,990    14,999,739

INVESTMENT GRADE (43.2%)
RiverSource Core
  Bond Fund                                          1,752,202    16,523,266
RiverSource Diversified
  Bond Fund                                          6,366,014    30,047,587
RiverSource Limited
  Duration Bond Fund                                 3,933,845    37,607,560
RiverSource Short Duration
  U.S. Government Fund                               4,161,239    19,557,823
 Total                                                           103,736,236

TOTAL FIXED INCOME FUNDS
(Cost: $145,957,250)                                            $142,422,641

 EQUITY FUNDS (37.3%)(b)

                                                        SHARES      VALUE(a)

INTERNATIONAL (7.7%)
RiverSource Emerging
  Markets Fund                                         125,677    $1,456,591
RiverSource International
  Aggressive Growth Fund                               608,517     5,774,825
RiverSource International
  Equity Fund                                          374,409     3,156,266
RiverSource International
  Opportunity Fund                                     343,406     3,255,488
RiverSource International
  Select Value Fund                                    373,313     4,005,645
RiverSource International
  Small Cap Fund                                        81,203       789,294
Total                                                             18,438,109

REAL ESTATE (1.0%)
RiverSource
  Real Estate Fund                                     155,329     2,315,950

U.S. LARGE CAP (23.7%)
RiverSource Disciplined
  Equity Fund                                        1,630,639    11,332,943
RiverSource Diversified
  Equity Income Fund                                   689,088     9,130,413
RiverSource Fundamental
  Growth Fund                                        1,170,664     7,621,022
RiverSource Fundamental
  Value Fund                                           735,639     4,575,676
RiverSource Growth Fund                                387,593    11,945,608
RiverSource Large Cap
  Equity Fund                                        1,178,806     6,613,101
RiverSource Large Cap
  Value Fund                                           231,309     1,387,852
RiverSource Value Fund                                 844,914     4,689,271
Total                                                             57,295,886

 EQUITY FUNDS (CONTINUED)

                                                        SHARES      VALUE(a)

U.S. MID CAP (3.6%)
RiverSource Aggressive
  Growth Fund                                          464,381    $4,174,787
RiverSource Mid Cap
  Growth Fund                                          190,992     2,895,434
RiverSource Mid Cap
  Value Fund                                            95,334       900,910
RiverSource Select
  Value Fund                                            91,416       682,874
Total                                                              8,654,005

U.S. SMALL CAP (1.3%)
RiverSource Small Cap
  Advantage Fund                                        90,377       668,790
RiverSource Small Cap
  Equity Fund                                          117,982       763,346
RiverSource Small Cap
  Growth Fund                                          174,089       964,453
RiverSource Small Cap
  Value Fund                                            96,113       676,633
Total                                                              3,073,222

TOTAL EQUITY FUNDS
(Cost: $79,808,926)                                              $89,777,172

 CASH EQUIVALENTS (3.4%)(b)

                                                        SHARES      VALUE(a)

MONEY MARKET
RiverSource Cash
  Management Fund                                    8,283,846    $8,283,846

TOTAL CASH EQUIVALENTS
(Cost: $8,283,846)                                                $8,283,846

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $234,050,022)(c)                                         $240,483,659


 NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2006.

(b) See Note 6 to the financial statements in the most recent Annual Report dated Jan. 31, 2006.

(c) At April 30, 2006, the cost of securities for federal income tax purposes was approximately $234,050,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
      Unrealized appreciation                                    $10,391,000
      Unrealized depreciation                                     (3,957,000)
      ----------------------------------------------------------------------
      Net unrealized appreciation                                $ 6,434,000
      ----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------

3-RIVERSOURCE PORTFOLIO BUILDER SERIES FUND-PORTFOLIO HOLDINGS AT APRIL 30, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Fund

APRIL 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

 EQUITY FUNDS (51.8%)(b)

                                                        SHARES      VALUE(a)

INTERNATIONAL (10.7%)
RiverSource Emerging
  Markets Fund                                         459,183    $5,321,933
RiverSource International
  Aggressive Growth Fund                             2,261,840    21,464,859
RiverSource International
  Equity Fund                                        1,525,966    12,863,891
RiverSource International
  Opportunity Fund                                   1,253,394    11,882,176
RiverSource International
  Select Value Fund                                  1,363,166    14,626,775
RiverSource International
  Small Cap Fund                                       301,516     2,930,736
Total                                                             69,090,370

REAL ESTATE (1.9%)
RiverSource
  Real Estate Fund                                     830,418    12,381,528

U.S. LARGE CAP (32.5%)
RiverSource Disciplined
  Equity Fund                                       5,763,032    40,053,076
RiverSource Diversified
  Equity Income Fund                                 2,533,662    33,571,021
RiverSource Fundamental
  Growth Fund                                        4,294,422    27,956,685
RiverSource Fundamental
  Value Fund                                         2,686,177    16,708,023
RiverSource Growth Fund                              1,420,470    43,778,879
RiverSource Large Cap
  Equity Fund                                        4,321,516    24,243,703
RiverSource Large Cap
  Value Fund                                           843,847     5,063,080
RiverSource Value Fund                               3,093,554    17,169,227
Total                                                            208,543,694

 EQUITY FUNDS (CONTINUED)

                                                        SHARES      VALUE(a)

U.S. MID CAP (4.9%)
RiverSource Aggressive
  Growth Fund                                        1,705,989   $15,336,845
RiverSource Mid Cap
  Growth Fund                                          697,170    10,569,104
RiverSource Mid Cap
  Value Fund                                           350,368     3,310,979
RiverSource Select
  Value Fund                                           339,528     2,536,272
Total                                                             31,753,200

U.S. SMALL CAP (1.8%)
RiverSource Small Cap
  Advantage Fund                                       335,709     2,484,246
RiverSource Small Cap
  Equity Fund                                          432,612     2,799,000
RiverSource Small Cap
  Growth Fund                                          637,349     3,530,911
RiverSource Small Cap
  Value Fund                                           356,987     2,513,189
Total                                                             11,327,346

TOTAL EQUITY FUNDS
(Cost: $296,414,563)                                            $333,096,138

 FIXED INCOME FUNDS (47.2%)(b)

                                                        SHARES      VALUE(a)

FLOATING RATE (0.7%)
RiverSource Floating
  Rate Fund                                            463,744    $4,679,178

GLOBAL BOND (6.9%)
RiverSource Global
  Bond Fund                                          6,813,120    44,149,016

 FIXED INCOME FUNDS (CONTINUED)

                                                        SHARES      VALUE(a)


HIGH YIELD (8.2%)
RiverSource Income
  Opportunities Fund                                 5,138,911   $52,673,834

INFLATION PROTECTED SECURITIES (6.7%)
RiverSource Inflation
  Protected Securities Fund                          4,471,850    43,108,634

INVESTMENT GRADE (24.7%)
RiverSource Core
  Bond Fund                                          7,181,164    67,718,372
RiverSource Diversified
  Bond Fund                                         17,993,364    84,928,680
RiverSource Limited
  Duration Bond Fund                                   328,646     3,141,858
RiverSource Short Duration
  U.S. Government Fund                                 662,667     3,114,534
Total                                                            158,903,444

TOTAL FIXED INCOME FUNDS
(Cost: $311,080,708)                                            $303,514,106

 CASH EQUIVALENTS (0.9%)(b)

                                                        SHARES      VALUE(a)


MONEY MARKET
RiverSource Cash
  Management Fund                                    6,075,235    $6,075,235

TOTAL CASH EQUIVALENTS
(Cost: $6,075,235)                                                $6,075,235

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $613,570,506)(c)                                         $642,685,479


 NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2006.

(b) See Note 6 to the financial statements in the most recent Annual Report dated Jan. 31, 2006.

(c) At April 30, 2006, the cost of securities for federal income tax purposes was approximately $613,571,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
      Unrealized appreciation                                    $38,210,000
      Unrealized depreciation                                     (9,095,000)
      ----------------------------------------------------------------------
      Net unrealized appreciation                                $29,115,000
      ----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------

4-RIVERSOURCE PORTFOLIO BUILDER SERIES FUND-PORTFOLIO HOLDINGS AT APRIL 30, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Aggressive Fund

APRIL 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

 EQUITY FUNDS (66.3%)(b)

                                                        SHARES      VALUE(a)

INTERNATIONAL (13.8%)
RiverSource Emerging
  Markets Fund                                         744,161    $8,624,824
RiverSource International
  Aggressive Growth Fund                             3,649,610    34,634,803
RiverSource International
  Equity Fund                                        2,450,368    20,656,604
RiverSource International
  Opportunity Fund                                   2,031,548    19,259,072
RiverSource International
  Select Value Fund                                  2,219,144    23,811,419
RiverSource International
  Small Cap Fund                                       487,909     4,742,477
Total                                                            111,729,199

REAL ESTATE (1.9%)
RiverSource
  Real Estate Fund                                   1,040,637    15,515,897

U.S. LARGE CAP (41.9%)
RiverSource Disciplined
  Equity Fund                                        9,396,995    65,309,118
RiverSource Diversified
  Equity Income Fund                                 4,105,776    54,401,527
RiverSource Fundamental
  Growth Fund                                        6,960,008    45,309,653
RiverSource Fundamental
  Value Fund                                         4,374,680    27,210,507
RiverSource Growth Fund                              2,303,017    70,978,977
RiverSource Large Cap
  Equity Fund                                        7,012,398    39,339,554
RiverSource Large Cap
  Value Fund                                         1,371,269     8,227,613
RiverSource Value Fund                               5,027,791    27,904,242
Total                                                            338,681,191

 EQUITY FUNDS (CONTINUED)

                                                        SHARES      VALUE(a)

U.S. MID CAP (6.4%)
RiverSource Aggressive
  Growth Fund                                        2,762,812   $24,837,683
RiverSource Mid Cap
  Growth Fund                                        1,126,417    17,076,481
RiverSource Mid Cap
  Value Fund                                           568,728     5,374,483
RiverSource Select
  Value Fund                                           556,930     4,160,268
Total                                                             51,448,915

U.S. SMALL CAP (2.3%)
RiverSource Small Cap
  Advantage Fund                                       550,723     4,075,349
RiverSource Small Cap
  Equity Fund                                          703,036     4,548,641
RiverSource Small Cap
  Growth Fund                                        1,028,558     5,698,212
RiverSource Small Cap
  Value Fund                                           585,599     4,122,614
Total                                                             18,444,816

TOTAL EQUITY FUNDS
(Cost: $477,667,176)                                            $535,820,018

 FIXED INCOME FUNDS (32.7%)(b)

                                                        SHARES      VALUE(a)

FLOATING RATE (1.0%)
RiverSource Floating
  Rate Fund                                            814,307    $8,216,357

GLOBAL BOND (6.9%)
RiverSource Global
  Bond Fund                                          8,562,548    55,485,313


 FIXED INCOME FUNDS (CONTINUED)

                                                        SHARES      VALUE(a)

HIGH YIELD (2.4%)
RiverSource Income
  Opportunities Fund                                 1,863,738   $19,103,318

INFLATION PROTECTED SECURITIES (6.7%)
RiverSource Inflation
  Protected Securities Fund                          5,619,922    54,176,044


INVESTMENT GRADE (15.8%)
RiverSource Core
  Bond Fund                                          4,601,085    43,388,235
RiverSource Diversified
  Bond Fund                                         13,204,276    62,324,182
RiverSource Limited
  Duration Bond Fund                                 1,420,505    13,580,027
RiverSource Short Duration
  U.S. Government Fund                               1,734,176     8,150,625
Total                                                            127,443,069

TOTAL FIXED INCOME FUNDS
(Cost: $270,832,132)                                            $264,424,101

 CASH EQUIVALENTS (1.0%)(b)

                                                        SHARES      VALUE(a)

MONEY MARKET
RiverSource Cash
  Management Fund                                    8,242,551    $8,242,551

TOTAL CASH EQUIVALENTS
(Cost: $8,242,551)                                                $8,242,551

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $756,741,859)(c)                                         $808,486,670


 NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2006.

(b) See Note 6 to the financial statements in the most recent Annual Report dated Jan. 31, 2006.

(c) At April 30, 2006, the cost of securities for federal income tax purposes was approximately $756,742,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
      Unrealized appreciation                                    $60,605,000
      Unrealized depreciation                                     (8,860,000)
      ----------------------------------------------------------------------
      Net unrealized appreciation                                $51,745,000
      ----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------

5-RIVERSOURCE PORTFOLIO BUILDER SERIES FUND-PORTFOLIO HOLDINGS AT APRIL 30, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Aggressive Fund

APRIL 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

 EQUITY FUNDS (80.8%)(b)


                                                        SHARES      VALUE(a)

INTERNATIONAL (16.7%)
RiverSource Emerging
  Markets Fund                                         464,709    $5,385,982
RiverSource International
  Aggressive Growth Fund                             2,223,561    21,101,597
RiverSource International
  Equity Fund                                        1,500,935    12,652,885
RiverSource International
  Opportunity Fund                                   1,271,689    12,055,616
RiverSource International
  Select Value Fund                                  1,383,355    14,843,404
RiverSource International
  Small Cap Fund                                       304,866     2,963,295
Total                                                             69,002,779

REAL ESTATE (1.9%)
RiverSource
  Real Estate Fund                                     529,096     7,888,818

U.S. LARGE CAP (51.6%)
RiverSource Disciplined
  Equity Fund                                        5,974,497    41,522,752
RiverSource Diversified
  Equity Income Fund                                 2,566,927    34,011,779
RiverSource Fundamental
  Growth Fund                                        4,354,508    28,347,850
RiverSource Fundamental
  Value Fund                                         2,742,766    17,060,007
RiverSource Growth Fund                              1,438,593    44,337,430
RiverSource Large Cap
  Equity Fund                                        4,386,668    24,609,209
RiverSource Large Cap
  Value Fund                                           856,713     5,140,276
RiverSource Value Fund                               3,141,026    17,432,695
Total                                                            212,461,998

 EQUITY FUNDS (CONTINUED)

                                                        SHARES      VALUE(a)


U.S. MID CAP (7.8%)
RiverSource Aggressive
  Growth Fund                                        1,727,082   $15,526,469
RiverSource Mid Cap
  Growth Fund                                          706,309    10,707,638
RiverSource Mid Cap
  Value Fund                                           354,064     3,345,902
RiverSource Select
  Value Fund                                           344,530     2,573,642
Total                                                             32,153,651

U.S. SMALL CAP (2.8%)
RiverSource Small Cap
  Advantage Fund                                       340,754     2,521,578
RiverSource Small Cap
  Equity Fund                                          439,406     2,842,959
RiverSource Small Cap
  Growth Fund                                          647,041     3,584,606
RiverSource Small Cap
  Value Fund                                           362,293     2,550,545
Total                                                             11,499,688

TOTAL EQUITY FUNDS
(Cost: $297,501,618)                                            $333,006,934

 FIXED INCOME FUNDS (18.2%)(b)

                                                        SHARES      VALUE(a)

FLOATING RATE (1.0%)
RiverSource Floating
  Rate Fund                                            393,542    $3,970,836

GLOBAL BOND (2.5%)
RiverSource Global
  Bond Fund                                          1,614,311    10,460,734


 FIXED INCOME FUNDS (CONTINUED)

                                                        SHARES      VALUE(a)

HIGH YIELD (2.9%)
RiverSource Income
  Opportunities Fund                                 1,158,558   $11,875,217

INFLATION PROTECTED SECURITIES (1.9%)
RiverSource Inflation
  Protected Securities Fund                            815,692     7,863,274

INVESTMENT GRADE (9.9%)
RiverSource Core
  Bond Fund                                            335,595     3,164,661
RiverSource Diversified
  Bond Fund                                            995,999     4,701,113
RiverSource Limited
  Duration Bond Fund                                 1,895,210    18,118,209
RiverSource Short Duration
  U.S. Government Fund                               3,185,976    14,974,089
Total                                                             40,958,072

TOTAL FIXED INCOME FUNDS
(Cost: $76,473,012)                                              $75,128,133

 CASH EQUIVALENTS (1.0%)(b)

                                                        SHARES      VALUE(a)

MONEY MARKET
RiverSource Cash
  Management Fund                                    3,967,996    $3,967,996

TOTAL CASH EQUIVALENTS
(Cost: $3,967,996)                                                $3,967,996

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $377,942,626)(c)                                         $412,103,063


 NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2006.

(b) See Note 6 to the financial statements in the most recent Annual Report dated Jan. 31, 2006.

(c) At April 30, 2006, the cost of securities for federal income tax purposes was approximately $377,943,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
      Unrealized appreciation                                    $36,990,000
      Unrealized depreciation                                     (2,830,000)
      ----------------------------------------------------------------------
      Net unrealized appreciation                                $34,160,000
      ----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------

6-RIVERSOURCE PORTFOLIO BUILDER SERIES FUND-PORTFOLIO HOLDINGS AT APRIL 30, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Total Equity Fund

APRIL 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

 EQUITY FUNDS (97.1%)(b)

                                                        SHARES      VALUE(a)

INTERNATIONAL (20.1%)
RiverSource Emerging
  Markets Fund                                         491,875    $5,700,834
RiverSource International
  Aggressive Growth Fund                             2,325,045    22,064,675
RiverSource International
  Equity Fund                                        1,553,178    13,093,290
RiverSource International
  Opportunity Fund                                   1,343,652    12,737,817
RiverSource International
  Select Value Fund                                  1,463,469    15,703,018
RiverSource International
  Small Cap Fund                                       322,640     3,136,064
Total                                                             72,435,698


REAL ESTATE (1.9%)
RiverSource
  Real Estate Fund                                     462,222     6,891,732

U.S. LARGE CAP (62.3%)
RiverSource Disciplined
  Equity Fund                                        6,379,495    44,337,491
RiverSource Diversified
  Equity Income Fund                                 2,711,566    35,928,253
RiverSource Fundamental
  Growth Fund                                        4,601,420    29,955,244
RiverSource Fundamental
  Value Fund                                         2,896,623    18,016,996
RiverSource Growth Fund                              1,521,977    46,907,327
RiverSource Large Cap
  Equity Fund                                        4,632,643    25,989,129
RiverSource Large Cap
  Value Fund                                           906,313     5,437,880
RiverSource Value Fund                               3,322,137    18,437,860
Total                                                            225,010,180

 EQUITY FUNDS (CONTINUED)

                                                        SHARES      VALUE(a)

U.S. MID CAP (9.4%)
RiverSource Aggressive
  Growth Fund                                        1,823,282   $16,391,304
RiverSource Mid Cap
  Growth Fund                                          746,456    11,316,270
RiverSource Mid Cap
  Value Fund                                           377,743     3,569,667
RiverSource Select
  Value Fund                                           364,436     2,722,334
Total                                                             33,999,575

U.S. SMALL CAP (3.4%)
RiverSource Small Cap
  Advantage Fund                                       360,486     2,667,594
RiverSource Small Cap
  Equity Fund                                          466,611     3,018,974
RiverSource Small Cap
  Growth Fund                                          681,589     3,776,006
RiverSource Small Cap
  Value Fund                                           383,260     2,698,151
Total                                                             12,160,725

TOTAL EQUITY FUNDS
(Cost: $315,254,026)                                            $350,497,910

 CASH EQUIVALENTS (3.0%)(b)

                                                        SHARES      VALUE(a)

MONEY MARKET
RiverSource Cash
  Management Fund                                   10,679,636   $10,679,636

TOTAL CASH EQUIVALENTS
(Cost: $10,679,636)                                              $10,679,636

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $325,933,662)(c)                                         $361,177,546


 NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2006.
(b) See Note 6 to the financial statements in the most recent Annual Report dated Jan. 31, 2006.
(c) At April 30, 2006, the cost of securities for federal income tax purposes was approximately $325,934,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
      Unrealized appreciation                                    $36,777,000
      Unrealized depreciation                                     (1,533,000)
      ----------------------------------------------------------------------
      Net unrealized appreciation                                $35,244,000
      ----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------

7-RIVERSOURCE PORTFOLIO BUILDER SERIES FUND-PORTFOLIO HOLDINGS AT APRIL 30, 2006




                                                              S-6282-80 E (6/06)

                               PORTFOLIO HOLDINGS
                                      FOR
                      RIVERSOURCE SMALL COMPANY INDEX FUND
                               AT APRIL 30, 2006

INVESTMENTS IN SECURITIES

RiverSource Small Company Index Fund

APRIL 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.0%)

ISSUER                                SHARES                   VALUE(a)

AEROSPACE & DEFENSE (2.2%)
AAR                                   74,435(b)              $1,985,926
Applied Signal Technology             24,470                    439,237
Armor Holdings                        62,175(b)               3,797,028
Ceradyne                              55,440(b)               2,938,320
Cubic                                 32,470                    746,485
Curtiss-Wright                        91,380                  3,028,334
EDO                                   30,895                    807,286
Esterline Technologies                53,170(b)               2,356,494
GenCorp                              115,443(b,d)             2,255,756
Kaman                                 50,104                  1,217,527
Mercury Computer Systems              44,049(b)                 839,574
Moog Cl A                             76,845(b)               2,877,845
Teledyne Technologies                 70,924(b)               2,582,343
Triumph Group                         33,341(b)               1,569,027
Total                                                        27,441,182

AIR FREIGHT & LOGISTICS (0.6%)
EGL                                   68,300(b)               3,190,976
Forward Air                           65,783                  2,642,503
Hub Group Cl A                        42,330(b)               2,081,366
Total                                                         7,914,845

AIRLINES (0.4%)
Frontier Airlines Holdings            75,833(b)                 514,148
Mesa Air Group                        73,258(b)                 771,407
SkyWest                              130,378                  3,073,009
Total                                                         4,358,564

AUTO COMPONENTS (0.4%)
Drew Inds                             31,425(b)               1,129,415
LKQ                                   96,610(b)               2,032,674
Midas                                 26,311(b)                 603,574
Standard Motor Products               24,745                    197,465
Superior Inds Intl                    47,950(d)                 902,419
Total                                                         4,865,547

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

AUTOMOBILES (0.3%)
Coachmen Inds                         29,711                   $335,140
Monaco Coach                          55,744                    775,956
Winnebago Inds                        68,786                  2,025,748
Total                                                         3,136,844

BEVERAGES (0.3%)
Hansen Natural                        26,480(b,d)             3,428,101

BIOTECHNOLOGY (0.3%)
ArQule                                74,129(b)                 458,859
Enzo Biochem                          57,414(b)                 705,044
Regeneron Pharmaceuticals             92,934(b)               1,349,401
Savient Pharmaceuticals              128,237(b)                 716,845
Total                                                         3,230,149

BUILDING PRODUCTS (1.3%)
Apogee Enterprises                    58,294                    946,112
ElkCorp                               38,068                  1,159,171
Griffon                               53,053(b)               1,414,924
Lennox Intl                          118,832                  3,877,487
NCI Building Systems                  42,865(b)               2,785,796
Simpson Mfg                           77,046                  3,081,070
Universal Forest Products             34,164                  2,554,442
Total                                                        15,819,002

CAPITAL MARKETS (0.9%)
Investment Technology
 Group                                88,490(b)               4,689,084
LaBranche & Co                       127,035(b,d)             1,795,005
Piper Jaffray Companies               43,415(b)               3,034,709
SWS Group                             33,216                    909,786
TradeStation Group                    48,440(b)                 772,134
Total                                                        11,200,718

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

CHEMICALS (1.4%)
Arch Chemicals                        50,127                 $1,476,741
Cambrex                               55,895                  1,133,551
Georgia Gulf                          71,748                  2,128,046
HB Fuller                             61,160                  3,198,667
MacDermid                             52,832                  1,812,138
Material Sciences                     26,767(b)                 275,968
OM Group                              61,430(b)               1,759,355
Omnova Solutions                      86,464(b)                 511,867
Penford                               18,603                    302,485
PolyOne                              192,652(b)               1,710,750
Quaker Chemical                       20,433                    412,542
Schulman A                            60,585                  1,450,405
Tronox Cl B                           84,590(b)               1,463,407
Wellman                               36,033                    199,262
Total                                                        17,835,184

COMMERCIAL BANKS (5.1%)
Boston Private Financial
  Holdings                            73,434                  2,441,681
Central Pacific Financial             63,725                  2,415,178
Chittenden                            98,261                  2,708,073
Community Bank System                 62,745                  1,288,155
East-West Bancorp                    125,586                  4,981,996
First BanCorp Puerto Rico            169,346(c)               1,795,068
First Commonwealth
  Financial                          147,695                  1,976,159
First Midwest Bancorp                103,232                  3,719,449
First Republic Bank                   48,093                  2,093,007
Glacier Bancorp                       65,760                  1,996,474
Hanmi Financial                       82,550                  1,608,074
Independent Bank                      40,100                  1,094,730
Irwin Financial                       37,495                    688,408
Marshall & Ilsley                          1                         46
Nara Bancorp                          41,655                    783,114
PrivateBancorp                        36,780                  1,627,515
Prosperity Bancshares                 52,335                  1,706,121

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
1 - RIVERSOURCE SMALL COMPANY INDEX FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                                SHARES                   VALUE(a)

COMMERCIAL BANKS (CONT.)
Provident Bankshares                  68,907                 $2,395,207
Republic Bancorp                     157,474                  1,806,227
South Financial Group                156,439                  4,244,190
Sterling Bancshares                   95,125(g)               1,575,270
Susquehanna Bancshares               108,485                  2,589,537
Trustco Bank NY                      156,872                  1,815,009
UCBH Holdings                        195,188                  3,452,876
Umpqua Holdings                       93,270                  2,462,328
United Bankshares                     77,722                  2,835,299
Whitney Holding                      132,684                  4,718,242
Wilshire Bancorp                      31,920                    582,221
Wintrust Financial                    49,570                  2,565,248
Total                                                        63,964,902

COMMERCIAL SERVICES & SUPPLIES (4.5%)
ABM Inds                              80,734                  1,388,625
Administaff                           48,110                  2,778,353
Angelica                              19,469                    395,026
Bowne & Co                            68,935                  1,082,969
Brady Cl A                           102,684                  3,693,542
CDI                                   26,162                    741,693
Central Parking                       37,487                    571,677
Coinstar                              58,205(b)               1,587,250
Consolidated Graphics                 24,662(b)               1,289,576
CPI                                   11,332                    240,125
G&K Services Cl A                     44,241                  1,812,554
Gevity HR                             55,560                  1,427,336
Healthcare Services Group             56,705                  1,210,652
Heidrick & Struggles Intl             38,941(b)               1,408,107
John H Harland                        59,020                  2,446,379
Labor Ready                          113,355(b)               2,995,973
Live Nation                          141,575(b)               2,689,925
Mobile Mini                           72,104(b)               2,377,990
NCO Group                             67,415(b)               1,446,052
On Assignment                         53,766(b)                 698,958
Portfolio Recovery
  Associates                          33,250(b)               1,710,713
Pre-Paid Legal Services               21,390(d)                 722,982
School Specialty                      48,084(b)               1,748,815
SOURCECORP                            32,670(b)                 807,929
Spherion                             124,981(b)               1,322,299
Standard Register                     26,589                    362,940
Tetra Tech                           119,903(b)               2,329,715
United Stationers                     66,186(b)               3,550,879
Universal Technical Institute         48,205(b)               1,188,253
Vertrue                               20,263(b)                 834,228
Viad                                  46,985                  1,544,397
Volt Information Sciences             17,094(b)                 536,410
Waste Connections                     97,192(b)               3,741,891
Watson Wyatt
  Worldwide Cl A                      88,460                  2,916,526
Total                                                        55,600,739

COMMUNICATIONS EQUIPMENT (1.3%)
Audiovox Cl A                         38,767(b)                 470,631
Bel Fuse Cl B                         24,540                    813,256
Belden CDT                            90,813                  2,842,446
Black Box                             36,613                  1,717,882

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

COMMUNICATIONS EQUIPMENT (CONT.)
C-COR                                100,321(b)                $820,626
Comtech
  Telecommunications                  42,500(b)               1,209,125
Digi Intl                             43,320(b)                 547,998
Ditech Communications                 67,770(b)                 638,393
Harmonic                             154,211(b)                 825,029
Inter-Tel                             43,922                  1,007,571
NETGEAR                               69,030(b)               1,549,724
Network Equipment
  Technologies                        51,927(b)                 158,377
PC-Tel                                44,805(b)                 473,141
Symmetricom                           96,444(b)                 781,196
Tollgrade Communications              27,598(b)                 316,549
ViaSat                                47,712(b)               1,437,563
Total                                                        15,609,507

COMPUTERS & PERIPHERALS (1.0%)
Adaptec                              238,962(b)               1,321,460
Avid Technology                       88,275(b)               3,403,001
Hutchinson Technology                 53,667(b)               1,275,665
Komag                                 63,210(b)               2,657,348
Neoware                               41,315(b)                 895,296
Novatel Wireless                      61,385(b,d)               617,533
SBS Technologies                      32,613(b)                 530,614
Synaptics                             52,020(b)               1,363,964
Total                                                        12,064,881

CONSTRUCTION & ENGINEERING (1.1%)
EMCOR Group                           65,228(b)               3,264,661
Insituform Technologies Cl A          56,585(b)               1,441,786
Shaw Group                           166,133(b)               5,083,670
URS                                   90,313(b)               3,889,781
Total                                                        13,679,898

CONSTRUCTION MATERIALS (0.5%)
Headwaters                            88,280(b)               2,973,270
Texas Inds                            48,357                  2,741,842
Total                                                         5,715,112

CONSUMER FINANCE (0.3%)
Cash America Intl                     61,523                  2,022,876
Rewards Network                       43,900(b)                 359,541
World Acceptance                      38,425(b)               1,106,256
Total                                                         3,488,673

CONTAINERS & PACKAGING (0.6%)
AptarGroup                            73,719                  3,863,612
Caraustar Inds                        60,316(b)                 597,732
Chesapeake                            41,515                    584,116
Myers Inds                            65,567                  1,160,536
Rock-Tenn Cl A                        65,680                  1,042,342
Total                                                         7,248,338

DISTRIBUTORS (0.2%)
Building Material Holding             60,592                  2,024,985

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Financial Federal                     56,746                  1,611,586

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Commonwealth Telephone
  Enterprises                         45,780                 $1,518,980
General
  Communication Cl A                  98,462(b)               1,181,544
Total                                                         2,700,524

ELECTRIC UTILITIES (1.1%)
Allete                                63,185                  2,955,162
Central Vermont
  Public Service                      21,067                    420,287
CH Energy Group                       28,400                  1,342,752
Cleco                                104,670                  2,355,075
El Paso Electric                     100,599(b)               1,986,830
Green Mountain Power                  10,949                    311,390
UIL Holdings                          27,149                  1,508,127
Unisource Energy                      73,225                  2,215,056
Total                                                        13,094,679

ELECTRICAL EQUIPMENT (1.2%)
Acuity Brands                         93,993                  3,880,031
AO Smith                              42,239                  2,002,973
Baldor Electric                       58,974                  1,957,937
C&D Technologies                      53,238                    429,098
Magnetek                              60,956(b)                 243,214
Regal-Beloit                          64,191                  2,995,152
Vicor                                 40,428                    834,030
Woodward Governor                     62,103                  2,127,028
Total                                                        14,469,463

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.7%)
Aeroflex                             156,974(b)               1,979,442
Agilysys                              63,962                    926,170
Anixter Intl                          68,976                  3,506,740
Bell Microproducts                    62,639(b)                 407,154
Benchmark Electronics                133,783(b)               3,652,275
Brightpoint                           87,205(b)               2,919,623
Checkpoint Systems                    81,330(b)               2,143,046
Cognex                                98,077                  2,613,752
Coherent                              65,397(b)               2,420,343
CTS                                   75,176                  1,060,733
Daktronics                            32,910                  1,290,730
Dionex                                42,180(b)               2,535,862
Electro Scientific Inds               60,429(b)               1,210,393
FLIR Systems                         144,730(b)               3,538,648
Gerber Scientific                     47,300(b)                 490,501
Global Imaging Systems                48,870(b)               1,825,295
Itron                                 52,255(b)               3,503,698
Keithley Instruments                  30,065                    463,302
Littelfuse                            46,775(b)               1,510,365
LoJack                                40,055(b)                 885,616
Methode Electronics                   78,131                    765,684
MTS Systems                           40,435                  1,809,466
Park Electrochemical                  42,140                  1,305,076
Paxar                                 77,077(b)               1,683,362
Photon Dynamics                       35,679(b)                 679,685
Planar Systems                        31,415(b)                 511,436
RadiSys                               43,381(b)                 917,942
Rogers                                34,112(b)               2,104,710
ScanSource                            26,725(b)               1,672,985
Technitrol                            84,926                  2,126,547
Trimble Navigation                   113,863(b)               5,394,828
X-Rite                                38,727                    506,549
Total                                                        58,361,958

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
2 - RIVERSOURCE SMALL COMPANY INDEX FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                                SHARES                   VALUE(a)

ENERGY EQUIPMENT & SERVICES (4.5%)
Atwood Oceanics                       56,294(b)              $3,003,285
Bristow Group                         48,949(b)               1,756,290
CARBO Ceramics                        41,793                  2,421,068
Dril-Quip                             16,917(b)               1,217,686
Helix Energy
  Solutions Group                    162,892(b)               6,323,467
Hydril                                41,225(b)               3,304,596
Input/Output                         147,096(b)               1,482,728
Lone Star Technologies                64,209(b)               3,403,719
Lufkin Inds                           30,660                  1,964,080
Maverick Tube                         90,320(b)               4,915,214
NS Group                              46,990(b)               2,350,440
Oceaneering Intl                      55,994(b)               3,417,314
SEACOR Holdings                       43,503(b)               3,847,840
TETRA Technologies                    72,692(b)               3,576,446
Unit                                  96,926(b)               5,597,477
Veritas DGC                           74,508(b)               3,570,423
W-H Energy Services                   61,410(b)               3,085,853
Total                                                        55,237,926

FOOD & STAPLES RETAILING (0.9%)
Casey's General Stores               105,533                  2,257,351
Great Atlantic & Pacific Tea          37,813                  1,024,732
Longs Drug Stores                     55,740                  2,642,633
Nash Finch                            27,720                    640,332
Performance Food Group                71,828(b)               2,205,120
United Natural Foods                  87,922(b)               2,810,867
Total                                                        11,581,035

FOOD PRODUCTS (1.6%)
American Italian Pasta Cl A           38,626                    320,982
Corn Products Intl                   155,006                  4,340,167
Delta & Pine Land                     75,013                  2,218,885
Flowers Foods                        109,573                  3,077,905
Hain Celestial Group                  79,832(b)               2,147,481
J & J Snack Foods                     28,402                    972,769
Lance                                 63,123                  1,610,268
Peet's Coffee & Tea                   29,400(b)                 915,516
Ralcorp Holdings                      60,546(b)               2,257,155
Sanderson Farms                       29,860                    791,589
TreeHouse Foods                       65,140(b)               1,706,668
Total                                                        20,359,385

GAS UTILITIES (2.8%)
Atmos Energy                         169,575                  4,500,521
Cascade Natural Gas                   23,979                    490,850
Energen                              153,564                  5,416,203
Laclede Group                         44,600                  1,520,860
New Jersey Resources                  57,871                  2,561,949
Northwest Natural Gas                 57,799                  1,996,377
Piedmont Natural Gas                 159,958(d)               3,923,770
South Jersey Inds                     60,800                  1,616,064
Southern Union                       205,009                  5,313,827
Southwest Gas                         82,888                  2,297,655
UGI                                  220,180                  4,932,032
Total                                                        34,570,108

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

HEALTH CARE EQUIPMENT & Supplies (6.0%)
American Medical
  Systems Holdings                   146,040(b)              $3,243,548
Analogic                              28,999                  1,829,547
ArthroCare                            52,536(b)               2,381,457
BIOLASE Technology                    48,720(d)                 518,868
Biosite                               36,505(b)               2,058,882
Conmed                                58,766(b)               1,281,686
Cooper Companies                      93,255                  5,112,239
Cyberonics                            45,880(b)               1,063,957
Datascope                             25,891                  1,000,428
Diagnostic Products                   49,359                  2,862,822
DJ Orthopedics                        46,495(b)               1,848,641
Greatbatch                            45,360(b)               1,111,320
Haemonetics                           55,742(b)               3,037,939
Hologic                               95,032(b)               4,530,175
ICU Medical                           29,695(b)               1,223,137
IDEXX Laboratories                    66,748(b)               5,554,102
Immucor                               93,095(b)               2,704,410
Integra LifeSciences
  Holdings                            36,440(b)               1,529,022
Intermagnetics General                80,780(b)               1,754,542
Invacare                              66,470                  2,037,306
Kensey Nash                           20,920(b)                 631,156
Laserscope                            41,985(b,d)               997,564
Mentor                                80,155                  3,473,116
Merit Medical Systems                 56,850(b)                 664,577
Osteotech                             36,060(b)                 161,549
PolyMedica                            48,282                  1,994,529
Possis Medical                        35,965(b)                 351,018
ResMed                               157,474(b)               6,795,004
Respironics                          151,912(b)               5,563,018
SurModics                             32,661(b,d)             1,161,425
Sybron Dental Specialties             84,855(b)               3,991,579
Theragenics                           67,172(b)                 231,072
Viasys Healthcare                     66,363(b)               1,929,836
Vital Signs                           11,877                    590,287
Total                                                        75,219,758

HEALTH CARE PROVIDERS & SERVICES (4.5%)
Amedisys                              33,120(b)               1,098,259
AMERIGROUP                           108,100(b)               2,792,223
AmSurg                                62,200(b)               1,588,588
Centene                               90,080(b)               2,314,155
Cerner                               129,752(b)               5,144,668
Chemed                                53,960                  2,940,280
Cross Country Healthcare              43,785(b)                 793,384
CryoLife                              46,161(b)                 217,880
Dendrite Intl                         90,985(b)               1,130,944
Genesis HealthCare                    40,710(b)               1,924,362
Gentiva Health Services               54,645(b)                 925,686
Healthways                            71,810(b)               3,522,999
Hooper Holmes                        138,046                    407,236
LCA-Vision                            43,277                  2,430,436
Matria Healthcare                     43,730(b)               1,342,074
Odyssey HealthCare                    72,247(b)               1,256,375
Owens & Minor                         83,623                  2,665,065
PAREXEL Intl                          55,662(b)               1,642,586
Pediatrix Medical Group              101,112(b)               5,118,289
Per-Se Technologies                   68,696(b)               1,920,053

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

HEALTH CARE PROVIDERS & SERVICES (CONT.)
RehabCare Group                       35,231(b)                $578,845
SFBC Intl                             38,655(b,d)               902,594
Sierra Health Services               108,590(b)               4,257,814
Sunrise Senior Living                 87,036(b)               3,237,739
United Surgical Partners Intl         92,885(b)               3,066,134
Ventiv Health                         57,910(b)               1,739,616
Total                                                        54,958,284

HOTELS, RESTAURANTS & LEISURE (3.6%)
Aztar                                 75,213(b)               3,572,618
Bally Total Fitness Holding           71,400(b,d)               644,028
CEC Entertainment                     71,924(b)               2,524,532
IHOP                                  39,385                  1,887,329
Jack in the Box                       72,446(b)               3,028,243
Landry's Restaurants                  34,839                  1,235,739
Lone Star
  Steakhouse & Saloon                 37,705                  1,027,838
Marcus                                46,407                    836,718
Multimedia Games                      56,530(b,d)               779,549
O`Charley's                           48,015(b)                 813,854
Panera Bread Cl A                     65,608(b)               4,866,802
Papa John's Intl                      49,370(b)               1,649,945
PF Chang's China Bistro               55,500(b,d)             2,364,855
Pinnacle Entertainment                98,433(b)               2,687,221
RARE Hospitality Intl                 70,482(b)               2,193,400
Red Robin Gourmet Burgers             30,435(b)               1,368,358
Ryan's Restaurant Group               88,332(b)               1,182,765
Shuffle Master                        72,763(b,d)             2,688,593
SONIC                                121,062(b)               4,105,212
Steak n Shake                         58,478(b)               1,117,515
Triarc Companies Cl B                113,725                  1,878,737
WMS Inds                              47,620(b)               1,488,125
Total                                                        43,941,976

HOUSEHOLD DURABLES (2.3%)
Bassett Furniture Inds                24,759                    456,556
Champion Enterprises                 159,474(b)               2,433,573
Ethan Allen Interiors                 69,127                  3,103,111
Fleetwood Enterprises                133,650(b)               1,256,310
Interface Cl A                       100,510(b)               1,292,559
La-Z-Boy                             108,365(d)               1,660,152
Lenox Group                           29,140(b)                 396,887
Libbey                                29,283                    402,348
M/I Homes                             25,760                  1,112,059
Meritage Homes                        48,150(b)               3,157,677
Natl Presto Inds                       9,869                    595,101
NVR                                   10,124(b)               7,643,620
Russ Berrie & Co                      24,876(b)                 329,607
Skyline                               14,238                    556,136
Standard-Pacific                     143,794                  4,559,708
Total                                                        28,955,404

HOUSEHOLD PRODUCTS (0.2%)
Spectrum Brands                       78,715(b)               1,302,733
WD-40                                 34,983                  1,099,516
Total                                                         2,402,249

INDUSTRIAL CONGLOMERATES (0.1%)
Standex Intl                          23,405                    671,489
Tredegar                              58,314                    936,523
Total                                                         1,608,012

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
3 - RIVERSOURCE SMALL COMPANY INDEX FUND  - PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                                SHARES                   VALUE(a)

INSURANCE (2.5%)
Delphi Financial Group Cl A           60,056                 $3,146,334
Hilb Rogal & Hobbs                    75,775                  3,097,682
Infinity Property & Casualty          43,405                  1,946,280
LandAmerica Financial Group           36,220                  2,512,944
Philadelphia
  Consolidated Holding               115,944(b)               3,841,224
Presidential Life                     44,987                  1,108,930
ProAssurance                          65,125(b)               3,280,998
RLI                                   45,057                  2,234,827
SCPIE Holdings                        20,980(b)                 520,304
Selective Insurance Group             59,567                  3,315,499
Stewart Information Services          38,132                  1,647,302
United Fire & Casualty                35,605                  1,066,014
Zenith Natl Insurance                 78,063                  3,444,139
Total                                                        31,162,477

INTERNET & CATALOG RETAIL (0.2%)
Insight Enterprises                  100,608(b)               1,989,020
J Jill Group                          42,595(b)               1,023,132
Total                                                         3,012,152

INTERNET SOFTWARE & SERVICES (1.2%)
Blue Coat Systems                     30,310(b)                 659,546
Digital Insight                       72,180(b)               2,489,488
InfoSpace                             57,960(b)               1,479,719
j2 Global Communications              51,820(b)               2,543,844
MIVA                                  58,360(b)                 256,784
United Online                        132,975                  1,714,048
WebEx Communications                  72,815(b)               2,574,010
Websense                             100,620(b)               2,501,413
Total                                                        14,218,852

IT Services (1.8%)
CACI Intl Cl A                        63,256(b)               3,956,030
Carreker                              45,098(b)                 283,215
Ciber                                114,489(b)                 784,250
eFunds                                96,620(b)               2,486,999
Global Payments                      139,444                  6,613,829
iPayment                              27,120(b)               1,172,940
Keane                                 95,320(b)               1,347,825
ManTech Intl Cl A                     37,445(b)               1,236,808
MAXIMUS                               40,062                  1,395,760
Pegasus Solutions                     36,987(b)                 349,157
StarTek                               23,608                    538,971
TALX                                  67,205                  1,748,002
Total                                                        21,913,786

LEISURE EQUIPMENT & PRODUCTS (1.2%)
Arctic Cat                            26,779                    579,230
JAKKS Pacific                         56,416(b)               1,278,951
K2                                    98,239(b)               1,158,238
MarineMax                             33,490(b)               1,097,132
Nautilus                              70,015(d)               1,148,246
Polaris Inds                          87,076                  4,170,940
SCP Pool                             110,237                  5,150,273
Sturm, Ruger & Co                     45,114                    316,700
Total                                                        14,899,710

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

MACHINERY (4.6%)
Albany Intl Cl A                      66,510                 $2,600,541
Astec Inds                            36,683(b)               1,443,476
ASV                                   37,160(b,d)               929,000
Barnes Group                          36,957                  1,665,652
Briggs & Stratton                    108,558                  3,662,747
Clarcor                              108,118                  3,784,130
EnPro Inds                            45,510(b)               1,678,409
Gardner Denver                        54,410(b)               4,055,177
IDEX                                 110,946                  5,636,057
JLG Inds                             221,080                  6,340,573
Kaydon                                58,925                  2,530,240
Lindsay Mfg                           24,141                    627,666
Lydall                                33,871(b)                 315,339
Manitowoc                            127,398                  6,317,666
Mueller Inds                          76,762                  2,907,745
Robbins & Myers                       24,374                    592,288
Stewart & Stevenson
  Services                            61,350                  2,151,545
Toro                                  90,778                  4,488,972
Valmont Inds                          34,441                  1,851,204
Wabash Natl                           65,213                  1,180,355
Watts Water
  Technologies Cl A                   53,308                  1,823,667
Wolverine Tube                        31,511(b)                 101,781
Total                                                        56,684,230

MARINE (0.3%)
Kirby                                 55,181(b)               4,066,840

MEDIA (0.4%)
4Kids Entertainment                   26,777(b)                 461,368
ADVO                                  66,014                  1,870,837
Arbitron                              65,121                  2,322,214
Thomas Nelson                         22,962                    678,527
Total                                                         5,332,946

METALS & MINING (3.9%)
Aleris Intl                           65,138(b)               3,012,633
AM Castle & Co                        20,433                    737,631
AMCOL Intl                            46,160                  1,330,331
Brush Engineered Materials            40,285(b)                 939,043
Carpenter Technology                  46,140                  5,488,353
Century Aluminum                      47,874(b)               2,279,281
Chaparral Steel                       47,797(b)               3,016,947
Cleveland-Cliffs                      46,096(d)               3,945,357
Commercial Metals                    122,618                  6,670,419
Massey Energy                        171,890                  6,643,549
Quanex                                79,104                  3,382,487
Reliance Steel & Aluminum             65,931                  5,864,562
RTI Intl Metals                       48,243(b)               2,901,334
Ryerson                               52,883                  1,553,703
Steel Technologies                    23,328                    541,909
Total                                                        48,307,539

MULTILINE RETAIL (0.2%)
Fred's                                83,515                  1,185,078
Tuesday Morning                       54,625                  1,035,144
Total                                                         2,220,222

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

MULTI-UTILITIES & UNREGULATED POWER (0.2%)
Avista                               101,878                 $2,140,457

OIL, GAS & CONSUMABLE FUELS (3.1%)
Cabot Oil & Gas                      101,865                  5,017,870
Cimarex Energy                       173,562                  7,454,487
Frontier Oil                         117,760                  7,128,013
Penn Virginia                         38,950                  2,815,306
Petroleum Development                 34,090(b)               1,363,941
Remington Oil & Gas                   49,388(b)               2,153,811
St. Mary Land & Exploration          118,530                  4,997,225
Stone Energy                          56,918(b)               2,680,838
Swift Energy                          60,155(b)               2,548,166
World Fuel Services                   57,335                  2,295,693
Total                                                        38,455,350

PAPER & FOREST PRODUCTS (0.5%)
Buckeye Technologies                  69,334(b)                 558,139
Deltic Timber                         25,871                  1,493,274
Neenah Paper                          30,940                    992,865
Pope & Talbot                         34,173                    275,093
Schweitzer-Mauduit Intl               32,296                    781,886
Wausau Paper                         107,480                  1,545,562
Total                                                         5,646,819

PERSONAL PRODUCTS (0.4%)
NBTY                                 116,867(b)               2,647,037
Playtex Products                     132,950(b)               1,490,370
USANA Health Sciences                 20,870(b,d)               763,633
Total                                                         4,901,040

PHARMACEUTICALS (0.8%)
Alpharma Cl A                         87,372                  2,293,515
Bradley Pharmaceuticals               31,805(b,d)               471,986
CNS                                   29,680                    638,417
Connetics                             70,330(b)               1,065,500
First Horizon Pharmaceutical          58,850(b)               1,310,590
MGI PHARMA                           162,322(b)               3,032,174
Noven Pharmaceuticals                 49,446(b)                 934,529
Total                                                         9,746,711

REAL ESTATE INVESTMENT TRUST (3.4%)
Acadia Realty Trust                   66,090                  1,491,651
Colonial Properties Trust             94,665                  4,661,305
Commercial Net
  Lease Realty                       116,985                  2,462,534
EastGroup Properties                  46,180                  2,062,861
Entertainment
  Properties Trust                    55,250                  2,258,068
Essex Property Trust                  47,890                  5,224,799
Glenborough Realty Trust              72,875                  1,526,731
Kilroy Realty                         62,387                  4,449,441
Lexington Corporate
  Properties Trust                   108,920(d)               2,348,315
LTC Properties                        42,455                    931,463
New Century Financial                118,395(d)               6,064,191
Parkway Properties                    29,655                  1,174,338
Shurgard Storage
  Centers Cl A                        98,312                  6,191,689
Sovran Self Storage                   34,410                  1,691,252
Total                                                        42,538,638

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
4 - RIVERSOURCE SMALL COMPANY INDEX FUND  - PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                                SHARES                   VALUE(a)

ROAD & RAIL (1.4%)
Arkansas Best                         53,210                 $2,283,773
Heartland Express                     94,360                  2,293,892
Kansas City Southern                 153,819(b)               3,737,802
Knight Transportation                120,455                  2,352,486
Landstar System                      123,576                  5,250,744
Old Dominion Freight Line             59,380(b)               1,912,036
Total                                                        17,830,733

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
Actel                                 53,227(b)                 855,358
Advanced Energy Inds                  61,368(b)                 962,864
ATMI                                  78,807(b)               2,238,119
Axcelis Technologies                 210,648(b)               1,240,717
Brooks Automation                    156,385(b)               2,114,325
Cohu                                  47,231                    906,363
Cymer                                 74,838(b)               3,868,376
Diodes                                39,585(b)               1,612,693
DSP Group                             59,835(b)               1,617,938
ESS Technology                        74,246(b)                 235,360
Exar                                  74,467(b)               1,079,027
FEI                                   52,570(b)               1,142,872
Kopin                                144,190(b)                 801,696
Kulicke & Soffa Inds                 117,949(b)               1,068,618
Microsemi                            136,178(b)               3,720,383
Pericom Semiconductor                 54,889(b)                 535,717
Photronics                            86,730(b)               1,558,538
Power Integrations                    61,913(b)               1,310,698
Rudolph Technologies                  49,678(b)                 823,661
Skyworks Solutions                   334,208(b)               2,389,587
Standard Microsystems                 44,897(b)               1,046,100
Supertex                              25,025(b)                 966,466
Ultratech                             50,028(b)                 982,550
Varian Semiconductor
  Equipment Associates               120,288(b)               3,939,432
Veeco Instruments                     56,236(b)               1,346,852
Total                                                        38,364,310

SOFTWARE (3.6%)
Altiris                               48,590(b)               1,039,826
ANSYS                                 67,390(b)               3,804,166
Captaris                              59,561(b)                 239,435
Catapult Communications               21,665(b)                 259,113
Epicor Software                      114,630(b)               1,390,462
EPIQ Systems                          28,665(b)                 499,058
FactSet Research Systems              71,000                  3,133,940
FileNet                               87,894(b)               2,445,211
Hyperion Solutions                   124,771(b)               3,820,488
Internet Security Systems             80,670(b)               1,810,235
JDA Software Group                    60,410(b)                 825,201
Kronos                                66,736(b)               3,045,831
Manhattan Associates                  58,002(b)               1,259,223
MapInfo                                3,781(b)                 608,556
MICROS Systems                        81,952(b)               3,425,594
MRO Software                          45,580(b)                 866,932
Napster                               91,953(b)                 425,742
Open Solutions                        41,615(b)               1,132,760
Phoenix Technologies                  52,465(b)                 305,871
Progress Software                     84,670(b)               2,336,045
Quality Systems                       34,540                  1,159,162
Radiant Systems                       49,555(b)                 644,215
Secure Computing                     112,625(b)               1,210,719
Sonic Solutions                       53,100(b)                 940,932

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

SOFTWARE (CONT.)
SPSS                                  35,398(b)              $1,233,974
Take-Two Interactive
  Software                           149,873(b)               2,555,335
THQ                                  133,743(b)               3,427,833
Total                                                        43,845,859

SPECIALTY RETAIL (4.2%)
Aaron Rents                           94,171                  2,529,433
Cato Cl A                             65,309                  1,477,943
Children's Place
  Retail Stores                       44,870(b)               2,772,069
Christopher & Banks                   75,753                  2,001,394
Cost Plus                             46,231(b)                 813,666
Dress Barn                            95,476(b)               2,414,588
Finish Line Cl A                      90,250                  1,487,320
Genesco                               47,923(b)               1,980,658
Group 1 Automotive                    44,334                  2,419,750
Guitar Center                         54,975(b)               2,955,456
Gymboree                              66,353(b)               1,995,898
Hancock Fabrics                       40,108                    140,779
Haverty Furniture Companies           46,990                    709,549
Hibbett Sporting Goods                74,842(b)               2,268,461
Hot Topic                             94,041(b)               1,394,628
Jo-Ann Stores                         49,090(b)                 601,843
Jos A Bank Clothiers                  31,261(b,d)             1,312,962
Men's Wearhouse                      110,726                  3,924,129
Pep Boys - Manny,
  Moe & Jack                         113,513                  1,687,938
Select Comfort                        73,615(b)               2,941,655
Sonic Automotive                      62,350                  1,684,697
Stage Stores                          55,450                  1,733,367
Stein Mart                            55,890                    883,062
Too                                   69,799(b)               2,681,678
Tractor Supply                        70,050(b)               4,538,539
Zale                                 100,358(b)               2,473,825
Total                                                        51,825,287

TEXTILES, APPAREL & LUXURY GOODS (1.8%)
Ashworth                              30,120(b)                 307,525
Brown Shoe                            57,966                  2,204,447
Fossil                                97,920(b)               1,592,179
Kellwood                              53,744                  1,721,958
K-Swiss Cl A                          54,524                  1,563,748
Oxford Inds                           30,628                  1,338,444
Phillips-Van Heusen                   77,177(g)               3,102,515
Quiksilver                           247,758(b)               3,386,851
Russell                               69,319                  1,254,674
Skechers USA Cl A                     53,290(b)               1,457,482
Stride Rite                           77,015                  1,078,980
Wolverine World Wide                 119,165                  2,960,059
Total                                                        21,968,862

THRIFTS & MORTGAGE FINANCE (2.1%)
Anchor BanCorp Wisconsin              38,404                  1,120,629
BankAtlantic Bancorp Cl A             94,180                  1,405,166
BankUnited Financial Cl A             66,810                  2,050,399
Brookline Bancorp                    129,045                  1,909,866
Dime Community
  Bancshares                          58,062                    822,739
Downey Financial                      43,780                  3,142,527
Fidelity Bankshares                   46,810                  1,508,218
FirstFed Financial                    34,694(b)               2,181,906

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

THRIFTS & MORTGAGE FINANCE (CONT.)
Flagstar Bancorp                      73,190                 $1,171,040
Franklin Bank                         46,885(b)                 910,038
Fremont General                      137,070                  3,048,437
Harbor Florida Bancshares             40,825                  1,533,387
MAF Bancorp                           61,929                  2,748,409
Sterling Financial                    72,886                  2,343,285
Total                                                        25,896,046

TOBACCO (0.1%)
Alliance One Intl                    182,585                    799,722

TRADING COMPANIES & DISTRIBUTORS (0.5%)
Applied Industrial
  Technologies                        51,194                  2,127,111
Lawson Products                        9,621                    408,123
Watsco                                49,694                  3,153,084
Total                                                         5,688,318

WATER UTILITIES (0.1%)
American States Water                 35,180                  1,404,034

TOTAL COMMON STOCKS
(Cost: $809,208,365)                                     $1,210,570,458

BONDS (--%)

ISSUER                   COUPON     PRINCIPAL                  VALUE(a)
                          RATE        AMOUNT

TIMCO Aviation Services
   Pay-in-kind
     01-02-07             8.00%      $11,949(f,h,i)                 $--

TOTAL BONDS
(Cost: $225)                                                        $--

SHORT-TERM SECURITIES (4.7%)(E)

ISSUER                EFFECTIVE       AMOUNT                   VALUE(a)
                        YIELD       PAYABLE AT
                                    MATURITY

COMMERCIAL PAPER
BNP Paribas Finance
   05-01-06               4.85%   $8,600,000                 $8,596,524
Chesham Finance LLC
   05-01-06               4.79    10,000,000                  9,996,008
Cullinan Finance
   05-25-06               4.94    10,000,000                  9,963,100
Gemini Securitization
   05-09-06               4.78    10,000,000(j)               9,985,426
Nieuw Amsterdam
   05-15-06               4.86    10,000,000(j)               9,977,097
Sedna Finance
   05-22-06               4.92    10,000,000                  9,967,333

TOTAL SHORT-TERM SECURITIES
(Cost: $58,493,377)                                         $58,485,488

TOTAL INVESTMENTS IN SECURITIES
(Cost: $867,701,967)(k)                                  $1,269,055,946

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
5 - RIVERSOURCE SMALL COMPANY INDEX FUND  - PORTFOLIO HOLDINGS AT APRIL 30, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2006.
(b)    Non-income producing.
(c) Foreign security values are stated in U.S. dollars. At April 30, 2006, the value of foreign securities represented 0.1% of net assets.
(d)    At April 30, 2006, security was partially or fully on loan.
(e) Cash collateral received from security lending activity is invested in short-term securities and represents 2.9% of net assets. 1.8% of net assets is the Fund's cash equivalent position.
(f) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at April 30, 2006, is as follows:

       SECURITY                         ACQUISITION DATE                COST
       ---------------------------------------------------------------------
       TIMCO Aviation Services
         8.00% Pay-in-kind 2007       02-21-03 thru 10-06-05            $225

(g) Partially pledged as initial margin deposit on the following open stock index futures contracts:
       TYPE OF SECURITY                                             CONTRACTS
       ----------------------------------------------------------------------
       PURCHASE CONTRACTS
       Russell 2000 Index, June 2006                                       59

(h)    Negligible market value.
(i) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.
(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of these securities amounted to $19,962,523 or 1.6% of net assets.
(k) At April 30, 2006, the cost of securities for federal income tax purposes was approximately $867,702,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                     $473,079,000
       Unrealized depreciation                                      (71,725,000)
       -------------------------------------------------------------------------
       Net unrealized appreciation                                 $401,354,000

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;
(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;
(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and
(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
6 - RIVERSOURCE SMALL COMPANY INDEX FUND  - PORTFOLIO HOLDINGS AT APRIL 30, 2006

                                                              S-6357-80 E (6/06)

                               PORTFOLIO HOLDINGS
                                       FOR
                         RIVERSOURCE S&P 500 INDEX FUND
                                AT APRIL 30, 2006


INVESTMENTS IN SECURITIES

RiverSource S&P 500 Index Fund

APRIL 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (91.1%)

ISSUER                                     SHARES                     VALUE(a)

AEROSPACE & DEFENSE (2.2%)
Boeing                                     16,794                   $1,401,458
General Dynamics                            8,400                      551,208
Goodrich                                    2,589                      115,211
Honeywell Intl                             17,435                      740,988
L-3 Communications Holdings                 2,545                      207,927
Lockheed Martin                             7,523                      570,996
Northrop Grumman                            7,356                      492,116
Raytheon                                    9,367                      414,677
Rockwell Collins                            3,611                      206,549
United Technologies                        21,312                    1,338,607
Total                                                                6,039,737

AIR FREIGHT & LOGISTICS (1.0%)
FedEx                                       6,374                      733,839
Ryder System                                1,278                       66,648
United Parcel Service Cl B                 22,922                    1,858,286
Total                                                                2,658,773

AIRLINES (0.1%)
Southwest Airlines                         14,864                      241,094

AUTO COMPONENTS (0.1%)
Cooper Tire & Rubber                        1,287                       16,345
Goodyear Tire & Rubber                      3,712(b)                    51,968
Johnson Controls                            4,072                      332,072
Total                                                                  400,385

AUTOMOBILES (0.3%)
Ford Motor                                 39,117                      271,863
General Motors                             11,869                      271,563
Harley-Davidson                             5,723                      290,957
Total                                                                  834,383

BEVERAGES (1.9%)
Anheuser-Busch Companies                   16,291                      726,253
Brown-Forman Cl B                           1,750                      130,375
Coca-Cola                                  43,234                    1,814,098
Coca-Cola Enterprises                       6,371                      124,426
Constellation Brands Cl A                   4,135(b)                   102,135
Molson Coors Brewing Cl B                   1,202                       88,780

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                      VALUE(a)

BEVERAGES (CONT.)
Pepsi Bottling Group                        2,834                      $90,971
PepsiCo                                    34,774                    2,025,237
Total                                                                5,102,275

BIOTECHNOLOGY (1.2%)
Amgen                                       24,530(b)                1,660,682
Applera-Applied
  Biosystems Group                          3,844(d)                   110,861
Biogen Idec                                 7,224(b)                   323,996
Genzyme                                     5,457(b)                   333,750
Gilead Sciences                             9,700(b)                   557,750
MedImmune                                   5,358(b)                   168,616
Total                                                                3,155,655

BUILDING PRODUCTS (0.2%)
American Standard
  Companies                                 3,741                      162,846
Masco                                       8,734                      278,614
Total                                                                  441,460

CAPITAL MARKETS (3.3%)
Ameriprise Financial                        5,265                      258,196
Bank of New York                           16,191                      569,114
Bear Stearns Companies                      2,506                      357,130
Charles Schwab                             21,652                      387,571
E*TRADE Financial                           8,770(b)                   218,198
Federated Investors Cl B                    1,770                       62,127
Franklin Resources                          3,205                      298,450
Goldman Sachs Group                         9,151                    1,466,813
Janus Capital Group                         4,504                       87,648
Legg Mason                                  2,600                      308,048
Lehman Brothers Holdings                    5,677                      858,079
Mellon Financial                            8,692                      327,080
Merrill Lynch & Co                         19,275                    1,469,911
Morgan Stanley                             22,531                    1,448,742
Northern Trust                              3,890                      229,082
State Street                                6,993                      456,783
T Rowe Price Group                          2,768                      233,038
Total                                                                9,036,010

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                      VALUE(a)

CHEMICALS (1.4%)
Air Products & Chemicals                    4,669                     $319,920
Dow Chemical                               20,303                      824,505
Eastman Chemical                            1,717                       93,319
Ecolab                                      3,826                      144,623
EI du Pont de Nemours & Co                 19,308                      851,483
Engelhard                                   2,600                       99,866
Hercules                                    2,374(b)                    33,735
Intl Flavors & Fragrances                   1,653                       58,400
Monsanto                                    5,658                      471,877
PPG Inds                                    3,469                      232,839
Praxair                                     6,778                      380,449
Rohm & Haas                                 3,018                      152,711
Sigma-Aldrich                               1,405                       96,397
Total                                                                3,760,124

COMMERCIAL BANKS (5.5%)
AmSouth Bancorporation                      7,254                      209,931
Bank of America                            97,480                    4,866,201
BB&T                                       11,237                      482,517
Comerica                                    3,415                      194,211
Compass Bancshares                          2,590                      142,346
Fifth Third Bancorp                        11,660                      471,297
First Horizon Natl                          2,645                      112,201
Huntington Bancshares                       5,217                      125,991
KeyCorp                                     8,506                      325,099
M&T Bank                                    1,665                      198,801
Marshall & Ilsley                           4,661                      213,101
Natl City                                  11,492                      424,055
North Fork Bancorporation                   9,984                      300,818
PNC Financial Services Group                6,133                      438,326
Regions Financial                           9,579                      349,729
SunTrust Banks                              7,780                      601,627
Synovus Financial                           6,574                      184,072
US Bancorp                                 37,794                    1,188,243
Wachovia                                   34,053                    2,038,072
Wells Fargo & Co                           35,171                    2,415,896
Zions Bancorporation                        2,190                      181,836
Total                                                               15,464,370



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

1 - RIVERSOURCE S&P 500 INDEX FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                                     SHARES                      VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (0.8%)
Allied Waste Inds                           5,075(b)                   $71,862
Apollo Group Cl A                           2,948(b)                   161,079
Avery Dennison                              2,319                      144,938
Cendant                                    21,154                      368,714
Cintas                                      2,893                      121,448
Equifax                                     2,717                      104,713
H&R Block                                   6,878                      157,025
Monster Worldwide                           2,650(b)                   152,110
Pitney Bowes                                4,768                      199,541
Robert Half Intl                            3,602                      152,257
RR Donnelley & Sons                         4,537                      152,852
Waste Management                           11,592                      434,235
Total                                                                2,220,774

COMMUNICATIONS EQUIPMENT (2.8%)
ADC Telecommunications                      2,455(b)                    54,967
Andrew                                      3,339(b)                    35,327
Avaya                                       8,750(b)                   105,000
CBS Cl B                                   16,221                      413,149
CIENA                                      12,224(b)                    49,996
Cisco Systems                             129,080(b)                 2,704,227
Comverse Technology                         4,238(b)                    95,991
Corning                                    32,440(b)                   896,317
JDS Uniphase                               35,182(b)                   122,785
Lucent Technologies                        93,798(b)                   261,696
Motorola                                   52,458                    1,119,978
QUALCOMM                                   34,758                    1,784,476
Tellabs                                     9,451(b)                   149,798
Total                                                                7,793,707

COMPUTERS & PERIPHERALS (3.3%)
Apple Computer                             17,874(b)                 1,258,151
Dell                                       49,392(b)                 1,294,070
EMC                                        49,880(b)                   673,879
Gateway                                     5,544(b)                    12,197
Hewlett-Packard                            59,361                    1,927,451
Intl Business Machines                     32,896                    2,708,656
Lexmark Intl Cl A                           2,277(b)                   110,890
NCR                                         3,818(b)                   150,429
Network Appliance                           7,851(b)                   291,037
QLogic                                      3,386(b)                    70,463
SanDisk                                     3,865(b)                   246,703
Sun Microsystems                           72,634(b)                   363,170
Total                                                                9,107,096

CONSTRUCTION & ENGINEERING (0.1%)
Fluor                                       1,819                      169,003

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                            2,108                      179,096

CONSUMER FINANCE (0.9%)
American Express                           25,977                    1,397,823
Capital One Financial                       6,321                      547,651
SLM                                         8,758                      463,123
Total                                                                2,408,597

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                      VALUE(a)

CONTAINERS & PACKAGING (0.2%)
Ball                                        2,184                      $87,316
Bemis                                       2,212                       69,590
Pactiv                                      3,007(b)                    73,190
Sealed Air                                  1,705                       91,814
Temple-Inland                               2,328                      108,113
Total                                                                  430,023

DISTRIBUTORS (0.1%)
Genuine Parts                               3,624                      158,188

DIVERSIFIED FINANCIAL SERVICES (3.4%)
CIT Group                                   4,190                      226,302
Citigroup                                 104,749                    5,232,213
JPMorgan Chase & Co                        73,151                    3,319,592
Moody's                                     5,110                      316,871
Principal Financial Group                   5,865                      300,933
Total                                                                9,395,911

DIVERSIFIED TELECOMMUNICATION SERVICES (2.7%)
AT&T                                       81,428                    2,134,227
BellSouth                                  37,735                    1,274,688
CenturyTel                                  2,421                       91,272
Citizens Communications                     6,895                       91,566
Qwest Communications Intl                  32,555(b)                   218,444
Sprint Nextel                              62,276                    1,544,445
Verizon Communications                     61,429                    2,029,000
Total                                                                7,383,642

ELECTRIC UTILITIES (1.9%)
Allegheny Energy                            3,425(b)                   122,033
Ameren                                      4,292                      216,188
American Electric Power                     8,263                      276,480
CenterPoint Energy                          6,511                       78,262
Consolidated Edison                         5,150                      222,068
DTE Energy                                  3,728                      152,028
Edison Intl                                 6,834                      276,162
Entergy                                     4,364                      305,218
Exelon                                     14,004                      756,215
FirstEnergy                                 6,921                      350,964
FPL Group                                   8,466                      335,254
PG&E                                        7,251                      288,880
Pinnacle West Capital                       2,079                       83,368
PPL                                         7,984                      231,855
Progress Energy                             5,296                      226,669
Southern                                   15,571                      501,853
TECO Energy                                 4,375                       69,913
TXU                                         9,712                      482,007
Xcel Energy                                 8,470                      159,575
Total                                                                5,134,992

ELECTRICAL EQUIPMENT (0.5%)
American Power Conversion                   3,607                       80,220
Cooper Inds Cl A                            1,928                      176,316
Emerson Electric                            8,633                      733,372
Rockwell Automation                         3,721                      269,624
Total                                                                1,259,532

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                      VALUE(a)

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Agilent Technologies                        9,000(b)                  $345,780
Jabil Circuit                               3,660(b)                   142,703
Molex                                       2,990                      110,989
Sanmina-SCI                                11,168(b)                    57,962
Solectron                                  19,198(b)                    76,792
Symbol Technologies                         5,308                       56,530
Tektronix                                   1,708                       60,327
Total                                                                  851,083

ENERGY EQUIPMENT & SERVICES (1.9%)
Baker Hughes                                7,182                      580,521
BJ Services                                 6,806                      258,968
Halliburton                                10,839                      847,068
Nabors Inds                                 6,634(b,c)                 247,647
Natl Oilwell Varco                          3,670(b)                   253,120
Noble                                       2,874                      226,874
Rowan Companies                             2,294                      101,693
Schlumberger                               24,802                    1,714,809
Transocean                                  6,837(b)                   554,276
Weatherford Intl                            7,320(b)                   387,448
Total                                                                5,172,424

FOOD & STAPLES RETAILING (2.1%)
Albertson's                                 7,736                      195,953
Costco Wholesale                            9,934                      540,708
CVS                                        17,154                      509,817
Kroger                                     15,227(b)                   308,499
Safeway                                     9,435                      237,102
SUPERVALU                                   2,860                       82,969
SYSCO                                      12,999                      388,540
Walgreen                                   21,242                      890,676
Wal-Mart Stores                            52,423                    2,360,607
Whole Foods Market                          2,915                      178,923
Total                                                                5,693,794

FOOD PRODUCTS (1.0%)
Archer-Daniels-Midland                     13,718                      498,512
Campbell Soup                               3,866                      124,253
ConAgra Foods                              10,898                      247,167
Dean Foods                                  2,845(b)                   112,690
General Mills                               7,478                      368,965
Hershey                                     3,762                      200,665
HJ Heinz                                    7,032                      291,898
Kellogg                                     5,271                      244,100
McCormick & Co                              2,780                       96,827
Sara Lee                                   15,950                      285,027
Tyson Foods Cl A                            5,285                       77,161
WM Wrigley Jr                               4,657                      219,205
Wm Wrigley Jr Cl B                             --                           12
Total                                                                2,766,482

GAS UTILITIES (0.1%)
KeySpan                                     3,664                      147,953
Nicor                                         931                       36,877
NiSource                                    5,721                      120,770
Peoples Energy                                804                       29,209
Total                                                                  334,809



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

2 - RIVERSOURCE S&P 500 INDEX FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                                     SHARES                      VALUE(a)

HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)
Bausch & Lomb                               1,125                      $55,069
Baxter Intl                                13,606                      512,946
Becton Dickinson & Co                       5,190                      327,178
Biomet                                      5,199                      193,299
Boston Scientific                          24,226(b)                   563,005
CR Bard                                     2,184                      162,621
Fisher Scientific Intl                      2,585(b)                   182,372
Hospira                                     3,376(b)                   130,145
Medtronic                                  25,328                    1,269,439
Millipore                                   1,096(b)                    80,863
PerkinElmer                                 2,744                       58,831
St. Jude Medical                            7,696(b)                   303,838
Stryker                                     6,128                      268,100
Thermo Electron                             3,408(b)                   131,344
Waters                                      2,194(b)                    99,432
Zimmer Holdings                             5,204(b)                   327,332
Total                                                                4,665,814

HEALTH CARE PROVIDERS & SERVICES (2.5%)
Aetna                                      11,898                      458,073
AmerisourceBergen                           4,382                      189,083
Cardinal Health                             8,855                      596,384
Caremark Rx                                 9,415(b)                   428,853
CIGNA                                       2,539                      271,673
Coventry Health Care                        3,360(b)                   166,891
Express Scripts                             3,070(b)                   239,890
Five Star Quality Care                         --(b)                         2
HCA                                         8,559                      375,655
Health Management
  Associates Cl A                           5,047                      104,523
Humana                                      3,435(b)                   155,193
IMS Health                                  4,181                      113,640
Laboratory Corp of
  America Holdings                          2,628(b)                   150,059
Manor Care                                  1,661                       72,835
McKesson                                    6,421                      311,996
Medco Health Solutions                      6,390(b)                   340,140
Patterson Companies                         2,905(b)                    94,645
Quest Diagnostics                           3,410                      190,039
Tenet Healthcare                            9,871(b)                    82,127
UnitedHealth Group                         28,466                    1,415,899
WellPoint                                  13,852(b)                   983,492
Total                                                                6,741,092

HOTELS, RESTAURANTS & LEISURE (1.3%)
Carnival Unit                               9,110                      426,530
Darden Restaurants                          2,764                      109,454
Harrah's Entertainment                      3,860                      315,130
Hilton Hotels                               6,920                      186,425
Intl Game Technology                        7,076                      268,393
Marriott Intl Cl A                          3,404                      248,730
McDonald's                                 26,376                      911,819
Starbucks                                  16,018(b)                   596,992
Wendy's Intl                                2,395                      147,963
Yum! Brands                                 5,786                      299,020
Total                                                                3,510,456

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                      VALUE(a)

HOUSEHOLD DURABLES (0.7%)
Black & Decker                              1,622                     $151,835
Centex                                      2,576                      143,226
DR Horton                                   5,700                      171,114
Fortune Brands                              3,067                      246,280
Harman Intl Inds                            1,375                      120,986
KB HOME                                     1,616                       99,497
Leggett & Platt                             3,829                      101,583
Lennar Cl A                                 2,880                      158,198
Newell Rubbermaid                           5,760                      157,939
Pulte Homes                                 4,488                      167,627
Snap-On                                     1,221                       50,672
Stanley Works                               1,523                       79,577
Whirlpool                                   1,634                      146,652
Total                                                                1,795,186

HOUSEHOLD PRODUCTS (2.0%)
Clorox                                      3,151                      202,231
Colgate-Palmolive                          10,818                      639,560
Kimberly-Clark                              9,675                      566,278
Procter & Gamble                           69,023                    4,017,829
Total                                                                5,425,898

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
AES                                        13,763(b)                   233,558

INDUSTRIAL CONGLOMERATES (3.8%)
3M                                         15,846                    1,353,724
General Electric                          218,750                    7,566,562
Textron                                     2,783                      250,331
Tyco Intl                                  42,375(c)                 1,116,581
Total                                                               10,287,198

INSURANCE (4.2%)
ACE                                         6,760(c)                   375,450
AFLAC                                      10,456                      497,078
Allstate                                   13,538                      764,762
Ambac Financial Group                       2,213                      182,263
American Intl Group                        54,478                    3,554,690
Aon                                         6,753                      283,018
Chubb                                       8,388                      432,318
Cincinnati Financial                        3,654                      155,807
Genworth Financial Cl A                     7,910                      262,612
Hartford Financial
  Services Group                            6,352                      583,939
Lincoln Natl                                5,984                      347,551
Loews                                       2,849                      302,421
Marsh & McLennan
  Companies                                11,476                      351,969
MBIA                                        2,813                      167,739
MetLife                                    15,905                      828,651
Progressive                                 4,130                      448,229
Prudential Financial                       10,392                      811,927
Safeco                                      2,587                      134,265
St. Paul Travelers Companies               14,601                      642,882
Torchmark                                   2,176                      130,799
UnumProvident                               6,272                      127,384
XL Capital Cl A                             3,665(c)                   241,487
Total                                                               11,627,241

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                      VALUE(a)

INTERNET & CATALOG RETAIL (0.4%)
Amazon.com                                  6,475(b)                  $227,985
eBay                                       24,212(b)                   833,135
Total                                                                1,061,120

INTERNET SOFTWARE & SERVICES (1.0%)
Google Cl A                                 4,240(b)                 1,772,065
VeriSign                                    5,130(b)                   120,658
Yahoo!                                     26,484(b)                   868,146
Total                                                                2,760,869

IT SERVICES (0.9%)
Affiliated Computer
  Services Cl A                             2,465(b)                   137,448
Automatic Data Processing                  12,166                      536,277
Computer Sciences                           3,910(b)                   228,931
Convergys                                   2,937(b)                    57,183
Electronic Data Systems                    10,798                      292,410
First Data                                 16,103                      767,952
Fiserv                                      3,867(b)                   174,324
Paychex                                     7,007                      283,013
Sabre Holdings Cl A                         2,763                       63,798
Unisys                                      7,178(b)                    44,791
Total                                                                2,586,127

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick                                   1,990                       78,048
Eastman Kodak                               6,032                      162,623
Hasbro                                      3,733                       73,577
Mattel                                      8,154                      131,932
Total                                                                  446,180

MACHINERY (1.4%)
Caterpillar                                14,076                    1,066,115
Cummins                                       970                      101,365
Danaher                                     4,978                      319,140
Deere & Co                                  4,974                      436,618
Dover                                       4,269                      212,383
Eaton                                       3,120                      239,148
Illinois Tool Works                         4,303                      441,918
Ingersoll-Rand Cl A                         6,868(c)                   300,475
ITT Inds                                    3,874                      217,835
Navistar Intl                               1,295(b)                    34,162
PACCAR                                      3,549                      255,280
Pall                                        2,621                       79,102
Parker Hannifin                             2,508                      203,273
Total                                                                3,906,814

MEDIA (2.8%)
Clear Channel
  Communications                           10,850                      309,551
Comcast Cl A                               44,887(b)                 1,389,253
Dow Jones & Co                              1,241                       45,880
EW Scripps Cl A                             1,785                       82,253
Gannett                                     5,001                      275,055
Interpublic Group of
  Companies                              9,033(b)                       86,536
Knight Ridder                               1,402                       86,924
McGraw-Hill Companies                       7,704                      428,805
Meredith                                      879                       43,598
New York Times Cl A                         3,044                       75,461


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

3 - RIVERSOURCE S&P 500 INDEX FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                                     SHARES                      VALUE(a)

MEDIA (CONT.)
News Corp Cl A                             50,380                     $864,521
Omnicom Group                               3,753                      337,808
Time Warner                                94,556                    1,645,274
Tribune                                     5,494                      158,392
Univision
  Communications Cl A                       4,696(b)                   167,600
Viacom Cl B                                16,221(b)                   646,082
Walt Disney                                40,413                    1,129,947
Total                                                                7,772,940

METALS & MINING (0.9%)
Alcoa                                      18,298                      618,105
Allegheny Technologies                      1,814                      125,783
Freeport-McMoRan
  Copper & Gold Cl B                        3,865                      249,602
Newmont Mining                              9,375                      547,125
Nucor                                       3,262                      354,971
Phelps Dodge                                4,274                      368,376
United States Steel                         2,281                      156,249
Total                                                                2,420,211

MULTILINE RETAIL (1.1%)
Big Lots                                    2,394(b)                    34,593
Dillard's Cl A                              1,296                       33,800
Dollar General                              6,649                      116,092
Family Dollar Stores                        3,256                       81,400
Federated Dept Stores                       5,716                      444,991
JC Penney                                   4,877                      319,248
Kohl's                                      7,239(b)                   404,226
Nordstrom                                   4,584                      175,705
Sears Holdings                              2,095(b)                   301,031
Target                                     18,451                      979,747
Total                                                                2,890,833

MULTI-UTILITIES & UNREGULATED POWER (0.8%)
CMS Energy                                  4,634(b)                    61,725
Constellation Energy Group                  3,741                      205,456
Dominion Resources                          7,294                      546,102
Duke Energy                                26,004                      757,236
Dynegy Cl A                                 6,321(b)                    31,415
Public Service Enterprise Group             5,260                      329,802
Sempra Energy                               5,426                      249,705
Total                                                                2,181,441

OFFICE ELECTRONICS (0.1%)
Xerox                                      19,542(b)                   274,370

OIL, GAS & CONSUMABLE FUELS (7.1%)
Amerada Hess                                1,681                      240,837
Anadarko Petroleum                          4,840                      507,329
Apache                                      6,930                      492,377
Ashland                                     1,495                       98,401
Chesapeake Energy                           7,845                      248,530
Chevron                                    46,716                    2,850,609
ConocoPhillips                             34,626                    2,316,479
Devon Energy                                9,278                      557,701
El Paso                                    13,835                      178,610
EOG Resources                               5,086                      357,190
Exxon Mobil                               128,154                    8,083,953
Hugoton Royalty Trust                          --                            2
Kerr-McGee                                  2,433                      242,959

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                      VALUE(a)

OIL, GAS & CONSUMABLE FUELS (CONT.)
Kinder Morgan                               2,211                     $194,612
Kinder Morgan Management LLC                   --(b)                        21
Marathon Oil                                7,703                      611,310
Murphy Oil                                  3,465                      173,874
Occidental Petroleum                        9,042                      928,975
Sunoco                                      2,796                      226,588
Valero Energy                              13,050                      844,857
Williams Companies                         12,484                      273,774
XTO Energy                                  7,626                      322,961
Total                                                               19,751,949

PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                 10,341                      375,896
Louisiana-Pacific                           2,223                       61,310
MeadWestvaco                                3,813                      108,709
Weyerhaeuser                                5,107                      359,890
Total                                                                  905,805

PERSONAL PRODUCTS (0.2%)
Alberto-Culver                              1,588                       71,412
Avon Products                               9,454                      308,295
Estee Lauder Companies Cl A                 2,505                       92,986
Total                                                                  472,693

PHARMACEUTICALS (5.7%)
Abbott Laboratories                        32,295                    1,380,288
Allergan                                    3,179                      326,547
Barr Pharmaceuticals                        2,220(b)                   134,421
Bristol-Myers Squibb                       41,111                    1,043,397
Eli Lilly & Co                             23,712                    1,254,839
Forest Laboratories                         6,840(b)                   276,199
Johnson & Johnson                          62,459                    3,660,722
King Pharmaceuticals                        5,079(b)                    88,324
Merck & Co                                 45,897                    1,579,775
Mylan Laboratories                          4,585                      100,136
Pfizer                                    154,416(f)                 3,911,357
Schering-Plough                            31,051                      599,905
Watson Pharmaceuticals                      2,128(b)                    60,520
Wyeth                                      28,203                    1,372,640
Total                                                               15,789,070

REAL ESTATE INVESTMENT TRUST (0.9%)
Apartment Investment &
  Management Cl A                           2,030                       90,721
Archstone-Smith Trust                       4,480                      218,982
Boston Properties                           1,880                      165,948
Equity Office Properties Trust              7,796                      251,811
Equity Residential                          6,100                      273,706
Kimco Realty                                4,460                      165,600
Plum Creek Timber                           3,866                      140,336
ProLogis                                    5,115                      256,875
Public Storage                              1,735                      133,387
Simon Property Group                        3,836                      314,091
Starwood Hotels &
  Resorts Worldwide                         4,532                      260,046
Vornado Realty Trust                        2,490                      238,144
Total                                                                2,509,647

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                      VALUE(a)

ROAD & RAIL (0.7%)
Burlington Northern
  Santa Fe                                  7,826                     $622,402
CSX                                         4,608                      315,602
Norfolk Southern                            8,648                      466,992
Union Pacific                               5,557                      506,854
Total                                                                1,911,850

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
Advanced Micro Devices                     10,090(b)                  326,412
Altera                                      7,542(b)                   164,717
Analog Devices                              7,680                      291,226
Applied Materials                          33,297                     597,681
Applied Micro Circuits                      6,178(b)                   22,673
Broadcom Cl A                               9,251(b)                   380,309
Freescale
  Semiconductor Cl B                        8,611(b)                   272,710
Intel                                     123,460                    2,466,730
KLA-Tencor                                  4,186                      201,598
Linear Technology                           6,417                      227,804
LSI Logic                                   8,218(b)                    87,522
Maxim Integrated Products                   6,717                      236,841
Micron Technology                          14,109(b)                   239,430
Natl Semiconductor                          7,080                      212,258
Novellus Systems                            2,795(b)                    69,037
NVIDIA                                      7,188(b)                   210,033
PMC-Sierra                                  3,903(b)                    48,514
Teradyne                                    4,162(b)                    70,171
Texas Instruments                          33,584                    1,165,701
Xilinx                                      7,234                      200,165
Total                                                                7,491,532

SOFTWARE (2.9%)
Adobe Systems                              12,588(b)                   493,450
Autodesk                                    4,848(b)                   203,810
BMC Software                                4,463(b)                    96,133
CA                                          9,573                      242,771
Citrix Systems                              3,749(b)                   149,660
Compuware                                   8,035(b)                    61,709
Electronic Arts                             6,372(b)                   361,930
Intuit                                      3,714(b)                   201,187
Microsoft                                 186,504                    4,504,071
Novell                                      8,172(b)                    67,174
Oracle                                     79,081(b)                 1,153,792
Parametric Technology                       2,330(b)                    34,810
Symantec                                   21,898(b)                   358,689
Total                                                                7,929,186

SPECIALTY RETAIL (2.0%)
AutoNation                                  3,075(b)                    69,249
AutoZone                                    1,159(b)                   108,494
Bed Bath & Beyond                           5,889(b)                   225,843
Best Buy                                    8,534                      483,536
Circuit City Stores                         3,196                       91,885
Gap                                        12,046                      217,912
Home Depot                                 44,581                    1,780,120
Limited Brands                              7,307                      187,351
Lowe's Companies                           16,410                    1,034,651
Office Depot                                6,205(b)                   251,799
OfficeMax                                   1,490                       57,663


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

4 - RIVERSOURCE S&P 500 INDEX FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                                     SHARES                      VALUE(a)

SPECIALTY RETAIL (CONT.)
RadioShack                                  2,830                      $48,110
Sherwin-Williams                            2,325                      118,436
Staples                                     15,291                     403,835
Tiffany & Co                                2,984                      104,112
TJX Companies                               9,670                      233,337
Total                                                                5,416,333

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Coach                                       8,050(b)                   265,811
Jones Apparel Group                         2,400                       82,440
Liz Claiborne                               2,208                       86,222
Nike Cl B                                   3,974                      325,232
VF                                          1,852                      113,324
Total                                                                  873,029

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                     VALUE(a)

THRIFTS & MORTGAGE FINANCE (1.5%)
Countrywide Financial                      12,658                     $514,674
Fannie Mae                                 20,314                    1,027,888
Freddie Mac                                14,506                      885,736
Golden West Financial                       5,370                      385,942
MGIC Investment                             1,841                      130,159
Sovereign Bancorp                           7,871                      174,496
Washington Mutual                          20,809                      937,654
Total                                                                4,056,549

TOBACCO (1.3%)
Altria Group                               43,799                    3,204,335
Reynolds American                           1,798                      197,151
UST                                         3,436                      150,943
Total                                                                3,552,429

TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                 1,607                      123,610

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
ALLTEL                                      8,143                      524,165

TOTAL COMMON STOCKS
(Cost: $189,320,050)                                              $249,488,614

SHORT-TERM SECURITIES (8.8%)

ISSUER                   EFFECTIVE         AMOUNT                      VALUE(a)
                           YIELD         PAYABLE AT
                                          MATURITY
COMMERCIAL PAPER
Alpine Securitization
  05-01-06                 4.83%       $8,700,000(e)                $8,696,499
HSBC Finance
  05-01-06                 4.84         7,100,000                    7,097,136
Park Granada LLC
   05-01-06                4.87         8,200,000(e)                 8,196,672

TOTAL SHORT-TERM SECURITIES
(Cost: $23,993,538)                                                $23,990,307

TOTAL INVESTMENTS IN SECURITIES
(Cost: $213,313,588)(g)                                           $273,478,921


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2006.

(b)    Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2006, the value of foreign securities represented 0.8% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of these securities amounted to $16,893,171 or 6.2% of net assets.

(f) Partially pledged as initial margin deposit on the following open stock index futures contracts.

       TYPE OF SECURITY                                                CONTRACTS
       -------------------------------------------------------------------------
       PURCHASE CONTRACTS
       E-Mini S&P 500 Index, June 2006                                        38
       S&P 500 Index, June 2006                                               11

(g) At April 30, 2006, the cost of securities for federal income tax purposes was approximately $213,314,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                      $66,717,000
       Unrealized depreciation                                       (6,552,000)
       -------------------------------------------------------------------------
       Net unrealized appreciation                                  $60,165,000

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------

5 - RIVERSOURCE S&P 500 INDEX FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006


                                                              S-6434-80 E (6/06)

ITEM 2.  CONTROL AND PROCEDURES.

(A) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(B) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       RIVERSOURCE MARKET ADVANTAGE SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 28, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          June 28, 2006